Annual Total Returns - BLACKROCK LIFEPATH INDEX 2050 FUND (Investor A, Institutional) [BarChart] - Investor A, Institutional - BLACKROCK LIFEPATH INDEX 2050 FUND - Investor A Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	16.00%
Annual Return 2013	21.25%
Annual Return 2014	7.01%
Annual Return 2015	(0.96%)
Annual Return 2016	8.04%
Annual Return 2017	21.14%
Annual Return 2018	(8.11%)
Annual Return 2019	26.40%
Annual Return 2020	14.67%